Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements of liabilities that were measured at fair value - USD ($)	Dec. 31, 2022	Nov. 11, 2022
Warrant liabilities:
Warrant liabilities	$ 500,662	$ 262,525
Level 1 [Member]
Warrant liabilities:
Warrant liabilities
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities	$ 500,662	$ 262,525